Concentration of Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Concentration of Risk
Concentration of Risk

Note 2—Concentration of Risk

        A substantial portion of the Company's activities relate to the Advised Entities. Fees charged to these entities (comprised of management fees, loan servicing fees and loan servicing rebates, Carried Interest income and fulfillment fees from PMT) totaled 42% and 53% of total revenues for the quarters ended June 30, 2013 and 2012, respectively, and 45% and 52% for the six month periods ended June 30, 2013 and 2012, respectively.

Note 2—Concentration of Risk

        A substantial portion of the Company's activities relate to the Investment Funds that it manages and PMT. Fees charged to these entities (comprised of management fees, loan servicing fees and loan servicing rebates, Carried Interest income and fulfillment fees from PMT) totaled 48%, 75% and 78% of total revenues for the years ended December 31, 2012, 2011 and 2010, respectively. A portion of these fees are received pursuant to the management agreements between the Company and PMT and the Investment Funds. This agreement was amended, effective February 1, 2013, as described in Note 26—Subsequent Events.